Deposits (Tables)	12 Months Ended
Mar. 31, 2021
Miscellaneous non-current assets [Abstract]
Schedule of information about deposits [Table Text Block]
Description	March 31, 2021	March 31, 2020
Vattenfall AB	$1,494,617	$1,265,907
Bodens Energi	724,456	613,598
Equipment Deposits	43,313,678	—
Total	$45,532,751	$1,879,505